Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Net loss	$ (16,795,000)	$ (8,272,000)	$ (32,773,000)	$ (30,402,000)	$ (46,131,000)	$ (20,034,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	42,000	60,000	129,000	306,000	366,000	472,000
Amortization of intangible assets	395,000	407,000	1,195,000	1,285,000	1,692,000	1,543,000
Impairment of long-lived assets		725,000		725,000	725,000	1,333,000
Issuance of warrants in connection with financing activities, charged to expense					6,458,000	1,023,000
Issuance of warrants to placement agent				280,000
Issuance of common stock for amendment of RaGE earnout			1,121,000
Change in fair value of earnout liability		(210,000)	(960,000)	(490,000)	(440,000)	(31,879,000)
Change in fair value of warrants	(108,000)	(612,000)	320,000	(1,237,000)	(804,000)	(1,415,000)
Change in fair value of PIPE make-whole liability						(830,000)
Merger-related transaction costs expensed						4,009,000
Private placement costs expensed					280,000	2,894,000
Change in fair value of notes payable	27,000		27,000
Loss on extinguishment of notes payable	3,791,000	17,000	4,218,000	300,000
Loss on issuance of preferred shares and liability-classified warrants	3,707,000		3,707,000
Noncash private placement costs expensed			514,000
Noncash financing costs expensed	600,000	443,000	600,000	443,000	7,266,000	2,894,000
Stock-based compensation	2,350,000	7,102,000	9,941,000	20,256,000	25,619,000	21,383,000
Deferred income taxes			(22,000)	(15,000)	1,000	(2,432,000)
Loss on disposal of assets				472,000
Other non-cash items			(389,000)	(508,000)	751,000	693,000
Changes in operating assets and liabilities:
Accounts receivable			588,000	1,331,000	1,430,000	(1,817,000)
Inventory			(27,000)	479,000	290,000	(105,000)
Prepaid expenses and other assets			(1,100,000)	(104,000)	11,000	60,000
Accounts payable			(2,835,000)	376,000	(1,283,000)	3,862,000
Accrued expenses and other current liabilities			1,027,000	903,000	922,000	2,852,000
Net cash used in operating activities			(14,719,000)	(5,600,000)	(10,113,000)	(18,388,000)
Investing activities
Proceeds from sale of property and equipment				27,000	27,000
Acquisition of property and equipment			(9,000)	(16,000)	(26,000)	(44,000)
Acquisitions of businesses, net of cash acquired						(1,064,000)
Net cash provided by (used in) investing activities			(9,000)	11,000	1,000	(1,108,000)
Financing activities
Proceeds from sale of common stock and warrants in private placements				3,645,000	3,645,000	3,585,000
Proceeds from issuance of common stock			1,254,000	600,000	1,600,000	3,529,000
Proceeds from issuance of preferred shares and liability-classified warrants			1,975,000
Proceeds from exercise of stock options			55,000			225,000
Proceeds from issuance of common stock in public offering			5,360,000
Proceeds from exercise of warrants				17,000	4,520,000	4,000
Proceeds from issuance of notes payable			8,649,000	2,575,000
Principal payments on notes payable			(2,842,000)	(655,000)	(1,215,000)	(1,749,000)
Principal payments on notes payable – related parties			(854,000)	(445,000)	(574,000)	(1,463,000)
Deferred consideration paid for acquisition of business				(174,000)	(174,000)	(174,000)
Proceeds from the Merger and PIPE						21,014,000
Merger-related transaction costs paid						(6,946,000)
Net cash provided by financing activities			13,597,000	5,563,000	13,119,000	19,673,000
Net increase (decrease) in cash			(1,131,000)	(26,000)	3,007,000	177,000
Cash, beginning of period			3,273,000	266,000	266,000	89,000
Cash, end of period	$ 2,142,000	$ 240,000	2,142,000	240,000	3,273,000	266,000
Supplemental cash flow information
Cash paid for interest			1,706,000	757,000	1,814,000	521,000
Cash paid for income taxes
Non-cash investing and financing activities:
Settlement of notes payable and other liabilities in common stock			$ 10,561,000	$ 1,361,000	1,379,000
Class A Common Stock issued for RaGE earnout					1,808,000
Unpaid Merger-related transaction costs						1,423,000
Contingently redeemable convertible stock issued for acquisition of EMI Solutions, Inc.						8,856,000
Class A Common Stock issued for acquisition of RaGE Systems, Inc.						7,682,000
Deferred purchase consideration for acquisitions of businesses						3,522,000
Conversion of SAFEs to common stock						1,522,000
Deemed dividend from warrant price adjustment						661,000
Issuance of warrants in connection with notes payable, recorded as debt discount						183,000
Nonrelated Party [Member]
Financing activities
Proceeds from issuance of notes payable					5,317,000	1,198,000
Related Party [Member]
Financing activities
Proceeds from issuance of notes payable						450,000
Principal payments on notes payable					$ (330,000)	$ (165,000)